Property, plant and equipment and investment property	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Property, plant and equipment and investment property
10. Property, plant and equipment and investment property

			Owned assets

All figures in £ millions	Investment property	Right-of-use assets	Land and buildings	Plant and equipment	Assets in the course of construction	Total
Cost
At 1 January 2023	190	359	178	257	22	1,006
Exchange differences	–	(14)	(9)	(11)	(1)	(35)
Additions	24	27	–	6	24	81
Disposals of businesses
(see note 31)	–	–	(4)	(3)	(2)	(9)
Disposals and retirements	–	(30)	(10)	(36)	–	(76)
Reclassifications and transfers	–	–	10	24	(34)	–
At 31 December 2023	214	342	165	237	9	967
Exchange differences	–	2	1	1	1	5

Additions	7	39	–	4	27	77

Disposals of businesses
(note 31)	–	–	–	–	–	–
Disposals and retirements	–	(33)	(22)	(84)	–	(139)
Reclassifications and transfers	–	–	7	21	(28)	–
At 31 December 2024	221	350	151	179	9	910

				Owned assets
All figures in £ millions	Investment property	Right-of-use assets	Land and buildings	Plant and equipment	Assets in the course of construction	Total
Depreciation and impairment
At 1 January 2023	(130)	(234)	(133)	(199)	–	(696)
Exchange differences	–	12	6	10	–	28
Charge for the year	(5)	(39)	(10)	(25)	–	(79)
Disposals of businesses
(note 31)	–	–	2	2	–	4
Disposals and retirements	–	29	10	35	–	74
Reclassifications and transfers	–	–	–	–	–	–
Impairment	–	(2)	–	–	–	(2)
At 31 December 2023	(135)	(234)	(125)	(177)	–	(671)
Exchange differences	–	(2)	(2)	(2)	–	(6)
Charge for the year	(8)	(35)	(8)	(25)	–	(76)
Disposals of businesses
(note 31)	–	–	–	–	–	–
Disposals and retirements	–	32	22	83	–	137
Reclassifications and transfers	–	–	–	–	–	–
Impairment	(1)	–	–	–	–	(1)

At 31 December 2024	(144)	(239)	(113)	(121)	–	(617)
Carrying amounts
At 1 January 2023	60	125	45	58	22	310
At 31 December 2023	79	108	40	60	9	296

At 31 December 2024	77	111	38	58	9	293
Depreciation expense of £42m (2023: £40m; 2022: £45m) has been included in the income statement in cost of goods sold and £34m (2023: £39m; 2022: £45m) in operating expenses. The impairment charge of £1m (2023: £2m; 2022: £46m) has been included within operating expenses within the income statement.
Property, plant and equipment (including investment property) assets are assessed for impairment triggers annually or when triggering events occur. In 2024, there were impairment charges of £1m (2023: £11m) in respect of property assets including £nil (2023: £9m) in relation to property assets which are classified as assets held for sale. The recoverability of certain of the Group’s right-of-use
assets is now based on the Group’s ability to sublease vacant space. This involves the use of assumptions related to future subleases including the achievable rent, lease start dates, lease incentives such as rent free periods and the discount rate applied. Should the future sublease outcomes be more or less favourable than the assumptions used by management, this could result in additional impairment charges or reversals of impairment charges.
In 2024, total additions to
right-of-use-assets
are £46m (2023: £42m) including £7m (2023: £15m) in respect of investment property.
Investment property
Buildings, or portions of buildings, that are no longer occupied by the Group and are held for operating lease rental are classified as investment property. Investment property includes both right-of-use
assets and owned assets. The Group recognised rental income of £9m (2023: £6m; 2022 £3m) in relation to properties classified as investment property. Investment property is measured using the cost model. As a result of recent impairments, the fair value of investment property is equal to the carrying value. The fair value of investment property has been determined using a discounted cash flow model. The valuation model is internally generated but uses inputs from external, independent property valuers, having appropriate recognised professional qualifications and recent experience in the location and category of the property being valued. The valuations require the application of judgement and involve the use of known inputs for existing contracted subleases as well as assumptions related to future potential subleases including the achievable rent, lease start dates, lease incentives such as rent free periods and the discount rate applied. The fair value measurement of investment properties has been classified as level 3 within the fair value hierarchy based on the inputs and valuation technique used. Should the future sublease outcomes be more or less favourable than the assumptions used by management
,
this could result in additional impairment charges or reversals of impairment charges.